GMO International Developed Equity Allocation Series Fund
GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO International Developed Equity Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund [1]	Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund [1]	Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund [1]	Class PS Fees paid directly from your investment	Class PS Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.08%	none	0.08%	none	0.08%	none	0.08%
Redemption fee (as a percentage of amount redeemed)	none	0.08%	none	0.08%	none	0.08%	none	0.08%
[1]	These amounts are paid to and retained by GMO International Developed Equity Allocation Fund ("IDEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO International Developed Equity Allocation Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	none	none	none	none
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.07%	0.07%	0.07%	0.07%
Acquired fund fees and expenses	[2],[5]	0.65%	0.65%	0.65%	0.65%
Total annual fund operating expenses	[2]	1.02%	0.87%	0.77%	0.92%
Expense reimbursement	[2],[6]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total annual fund operating expenses after expense reimbursement	[2]	0.95%	0.80%	0.70%	0.85%
[1]	Neither the Fund nor IDEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IDEAF invests.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and IDEAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.62% and 0.03%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least October 4, 2017, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both IDEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO International Developed Equity Allocation Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	113	347	600	1,324
Class R5	98	300	519	1,150
Class R6	88	269	465	1,033
Class PS	103	316	546	1,208

If you do not sell your shares
Expense Example, No Redemption - GMO International Developed Equity Allocation Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	105	338	590	1,312
Class R5	90	291	510	1,138
Class R6	79	260	455	1,020
Class PS	95	307	537	1,197

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2016, the Fund’s portfolio turnover rate (excluding short-term investments) was 7% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Developed Equity Allocation Fund (“IDEAF”), a series of GMO Trust not offered in this Prospectus. IDEAF invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies are substantially similar to those of IDEAF. Except as otherwise indicated, references to the Fund may also refer to IDEAF, and references to actions undertaken or investments held by the Fund may also refer to those by IDEAF. GMO serves as investment adviser for both the Fund and BFAF.

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets (including emerging markets) through shares of GMO Funds that invest in equities (collectively, the “GMO Equity Funds”), GMO Alpha Only Fund and GMO Risk Premium Fund (collectively, the “underlying GMO Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.

Under normal circumstances, the Fund invests (including through investment in the underlying GMO Funds) at least 80% of its assets in equities. In addition, under normal circumstances, the Fund invests (including through investment in the underlying GMO Funds) at least 80% of its assets in equities tied economically to developed markets. The Fund also may invest in equities in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund may invest in securities of companies of any market capitalization.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

International Developed Equity Allocation Series Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Because the Fund invests substantially all of its assets in IDEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IDEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying funds of IDEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying funds may affect the performance of those underlying funds more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in IDEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IDEAF.
  Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IDEAF and the underlying funds (including underlying GMO Funds) in which it invests, including the risk that IDEAF and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of IDEAF and the underlying funds in which it invests, a reallocation of the IDEAF’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. The Fund commenced operations on January 12, 2015. Returns prior to the date the Fund commenced operations are those of IDEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and IDEAF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 19.45% (2Q2009) Lowest Quarter: – 18.87% (3Q2008) Year-to-Date (as of 6/30/16): – 2.29%
Average Annual Total Returns Periods Ending December 31, 2015
Average Annual Total Returns - GMO International Developed Equity Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date [1]
Class R4	(6.93%)	2.67%		1.86%	Jun. 05, 2006
Class R4 | Return After Taxes on Distributions	(7.60%)	1.86%		0.74%	Jun. 05, 2006
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	(3.05%)	2.07%		1.54%	Jun. 05, 2006
Class R5	(6.79%)	2.83%		2.01%	Jun. 05, 2006
Class R6	(6.70%)	2.93%		2.12%	Jun. 05, 2006
Class PS	(6.85%)	2.78%		1.96%	Jun. 05, 2006
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(0.81%)	3.60%		2.02%	Jun. 05, 2006
[1]	Inception date for IDEAF (Class III shares)